Filed with the Securities and Exchange Commission on January 25, 2022
REGISTRATION NO. 333-230983
INVESTMENT COMPANY ACT NO. 811-07325
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 14
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 203
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
ELIZABETH GIOIA
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 402-1624
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on February 25, 2022 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE:

This Post-Effective Amendment No. 14 (“PEA No. 14”) to the Registration Statement on Form N-4, File No. 333-230983, Pruco Life Flexible Premium Variable Annuity Account is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until February 25, 2022, the effectiveness of Post-Effective Amendment No. 12, which was filed on October 28, 2021 (accession no. 0000947703-21-000241) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and Post-Effective 13, which was filed on December 22, 2021 (accession no. 0000947703-21-000320) pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act . We have received and are currently working to address Staff comments, and we will make a filing pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. The Prospectus and Statement of Additional Information that were filed as part of Post-Effective Amendment No. 12 are hereby incorporated by reference. Part C is included herein. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.
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PART C
OTHER INFORMATION
ITEM 27. EXHIBITS:
(a)    Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(b)    Not Applicable.
(c)(1)    Distribution and Principal Underwriting Agreement by and among Pruco Life Insurance Company (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(2)    Specimen Affiliated Insurer Amendment to Selling Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(3)    List of Broker Dealers selling under original Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 19, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(4)    List of Broker Dealers that executed Amendment to Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 19, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(d) (1)    Individual Flexible Premium Deferred Variable Annuity Contract (ICC19-P-VA/IND (6/19)) and schedule pages (ICC19-P-VA/IND-DCD (6/19)). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(2)    Lifetime Income Rider (ICC19-P-RID-LI (6/19)). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(3)    Lifetime Income Schedule Supplement (ICC19-P-SCH-LI (6/19)). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(4)    Return of Adjusted Purchase Payments Death Benefit Rider (ICC19-P-RID-ROP (6/19)). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(5)    Return of Adjusted Purchase Payments Death Benefit Schedule Supplement (ICC19-P-SCH-ROP (6/19)). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(6)    Individual Retirement Annuity Endorsement P-END-IRA (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(7)    Roth Individual Retirement Annuity Endorsement P-END-ROTH (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(8)    Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(9)    Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (02/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(10)    403(b) Annuity Endorsement (P-END-403 (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(11)    Beneficiary Annuity Endorsement P-ENDBENE (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(12)    Market Value Adjustment Option Rider P-RID-MVA (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(13)    Market Value Adjustment Option Schedule Supplement P-SCH-MVA (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(14)    Dollar Cost Averaging Program Rider P-RID-DCA (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(15)    Dollar Cost Averaging Program Schedule Supplement P-SCH-DCA (2/10). Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(16)    Form of Fund Access Charge Rider (P-RID-FAC (9/19)). Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-230983, filed December 19, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(17)    Variable Income Benefit Rider (P-RID-LW (11/19)). Incorporated by reference to Post-Effective Amendment No. 6 to Registration No. 333-230983, filed April 3, 2020 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(18)    Variable Income Benefit Schedule Supplement (P-SCH-LW (11/19)). Incorporated by reference to Post-Effective Amendment No. 6 to Registration No. 333-230983, filed April 3, 2020 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(e) (1)    Application for MyRock Advisor Individual Variable Annuity (P-VA-APP (2/20)). Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-230983, filed December 19, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(2)    Application for MyRock Advisor Individual Variable Annuity (ICC20-P-VA-APP(1/21). Incorporated by reference to Post-Effective Amendment No. 11 to Registration No. 333-230983, filed April 5, 2021 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(f) (1)    Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(2)    By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.
(g)    Combination Coinsurance and Modified Coinsurance Agreement between Pruco Life Insurance Company and Prudential Annuities Life Assurance Corporation (portions redacted). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(h) (1)    AST Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(2)    Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-184887, filed April 15, 2013, on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(3)    Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-184888, filed April 5, 2018, on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(4)    Fund Participation Agreement dated October 1, 2019 among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(5)    First Amendment to Fund Participant Agreement effective as of October 15, 2019, by and among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(6)    3rd Amendment to Participation Agreement effective as of October 1, 2019, by and among Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V, Fidelity Distributors Corporation and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(7)    Participation Agreement dated September 30, 2019, by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(8)     Amendment No. 9 dated October 1, 2019, to Participation Agreement by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(9)    Fund Participation Agreement dated October 9, 2019, among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(10)    Shareholder Information Agreement. Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(11)      Fund Participation Agreement made and entered into as of the 19th day of November, 2019 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-230983, filed December 19, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(i)    Not Applicable
(j)    Not Applicable
(k)    Opinion of Counsel. Incorporated by reference to Post-Effective Amendment No. 11 to Registration No. 333-230983, filed April 5, 2021 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(l) (1)    Written Consent of Independent Registered Public Accounting Firm. To Be Filed By Amendment.
(2) Powers of Attorney: Dylan J. Tyson, Robert E. Boyle, Markus Coombs, Nandini Mongia, Candace J. Woods, Caroline A. Feeney and Salene Hitchcock-Gear. Filed Herewith
(m)    Not applicable.
(n)    Not applicable.
(0)    Not applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484	President & Chief Executive Officer and Director
Robert E. Boyle 655 Broad Street Newark, New Jersey 07102	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Markus Coombs 213 Washington Street Newark, New Jersey 07102	Vice President and Director
Lynn Stone One Corporate Drive Shelton, Connecticut 06484	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 213 Washington Street Newark, New Jersey 07102	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102	Director
Nandini Mongia 751 Broad Street Newark, New Jersey 07102	Director and Treasurer
Todd Bryden 280 Trumbull Street Hartford, Connecticut 06103	Chief Actuary and Senior Vice President

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on [February 19, 2021], the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 30. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS:
(a)    Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.
(b)    Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery 213 Washington Street Newark, New Jersey 07102	President & Chief Executive Officer and Director
Anju Nanda One Corporate Drive Shelton, Connecticut 06484	Senior Vice President and Director
Robert E. Boyle 655 Broad Street Newark, New Jersey 07102	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484	Chief Administrative Officer, Vice President and Director
Patricia L. O'Shea 213 Washington Street Newark, New Jersey 07102	Chief Operating Officer
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103	Senior Vice President and Director
Francine B. Boucher 213 Washington Street Newark, New Jersey 07102	Chief Legal Officer, Vice President and Secretary
Kevin Chaillet 751 Broad Street Newark, New Jersey 07102	Treasurer
Robert P. Smit 751 Broad Street Newark, New Jersey 07102	Chief Financial Officer and Controller
Aismara J. Casanova 213 Washington Street Newark, New Jersey 07102	Chief Compliance Officer and Vice President
Lynn Stone One Corporate Drive Shelton, Connecticut 06484	Vice President and Assistant Secretary

Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025	Vice President
Jonathan C. Corbell 751 Broad Street Newark, New Jersey 07102	Anti-Money Laundering Officer

Commissions received by PAD during 2021 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$378,963,365.78	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 33. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 34. FEE REPRESENTATION
Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized in the City of Newark and the State of New Jersey on this 25th day of January 2022.
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	January 25, 2022
Dylan J. Tyson
Robert E. Boyle*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director	January 25, 2022
Robert E. Boyle
Markus Coombs*	Director and Vice President	January 25, 2022
Markus Coombs
Nandini Mongia*	Director and Treasurer	January 25, 2022
Nandini Mongia
Candace J. Woods*	Director	January 25, 2022
Candace J. Woods
Caroline A. Feeney*	Director	January 25, 2022
Caroline A. Feeney
Salene Hitchcock-Gear*	Director	January 25, 2022
Salene Hitchcock-Gear

By:	/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
* Executed by Elizabeth L. Gioia on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

Exhibit No.	Description

(l)(2)	Powers of Attorney: Dylan J. Tyson, Robert E. Boyle, Markus Coombs, Nandini Mongia, Candace J. Woods, Caroline A. Feeney and Salene Hitchcock-Gear